EDGAR

August 5, 2003


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(j)
         John Hancock Bond Trust
          John Hancock Investment Grade Bond Fund
         File Nos.  2-66906; 811-3006

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated July 28, 2003 and Statement of Additional Information dated July 28, 2003 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.



                                                     Sincerely,


                                                     /s/Joan O'Neill
                                                     ---------------
                                                     Joan O'Neill
                                                     Senior Paralegal
                                                     Federal Compliance